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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05550

The Alger Portfolios
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.  Schedule of Investments.

THE ALGER PORTFOLIOS  |  ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—95.6%
ADVERTISING—1.2%
Focus Media Holding Ltd.#*	190,000	$3,190,100

AEROSPACE & DEFENSE—1.6%
Goodrich Corp.	24,300	2,932,524
United Technologies Corp.	23,000	1,618,280
		4,550,804
AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	27,800	1,881,504
United Parcel Service, Inc., Cl. B	71,800	4,534,170
		6,415,674

APPAREL RETAIL—0.8%
Abercrombie & Fitch Co., Cl. A	35,400	2,179,224

APPLICATION SOFTWARE—1.4%
Adobe Systems, Inc. *	36,000	870,120
Nice Systems Ltd. #*	42,800	1,298,980
Salesforce.com, Inc. *	14,600	1,668,488
		3,837,588
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.*	14,000	1,092,700
AUTO PARTS & EQUIPMENT—0.5%
Lear Corp.	34,800	1,492,920

BIOTECHNOLOGY—1.6%
Dendreon Corp. *	68,300	614,700
Gilead Sciences, Inc. *	55,500	2,153,400
Human Genome Sciences, Inc. *	79,100	1,003,779
United Therapeutics Corp. *	15,100	566,099
		4,337,978
BROADCASTING & CABLE TV—0.3%
CBS Corp., Cl. B	38,800	790,744

CABLE & SATELLITE—0.9%
Comcast Corporation, Cl. A	118,800	2,482,920

CASINOS & GAMING—1.0%
Las Vegas Sands Corp.*	75,300	2,887,002

COAL & CONSUMABLE FUELS—0.7%
Arch Coal, Inc.	128,000	1,866,240

COMMUNICATIONS EQUIPMENT—2.7%
Ciena Corp. *	76,400	855,680
Cisco Systems, Inc.	63,100	977,419
QUALCOMM, Inc.	104,800	5,096,424
Riverbed Technology, Inc. *	33,400	666,664
		7,596,187
COMPUTER HARDWARE—7.0%
Apple, Inc.*	50,500	19,249,590

COMPUTER STORAGE & PERIPHERALS—1.7%
EMC Corp. *	138,400	2,905,016
NetApp, Inc. *	15,300	519,282
Seagate Technology PLC	125,000	1,285,000
		4,709,298
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
Caterpillar, Inc.	18,622	1,375,048
Cummins, Inc.	17,600	1,437,216
Deere & Co.	17,600	1,136,432
WABCO Holdings, Inc. *	31,538	1,194,029
		5,142,725
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Mastercard, Inc.	10,300	3,266,748

DEPARTMENT STORES—0.3%
Kohl’s Corp.	17,200	844,520

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED METALS & MINING—0.4%
Molycorp, Inc.*	37,100	$1,219,477

DRUG RETAIL—1.5%
CVS Caremark Corp.	125,900	4,227,722

EDUCATION SERVICES—0.6%
New Oriental Education & Technology Group#*	67,200	1,543,584

ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Republic Services, Inc.	54,820	1,538,249

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
Mosaic Co., /The	34,100	1,669,877

FOOTWEAR—0.9%
Deckers Outdoor Corp. *	5,200	484,952
NIKE, Inc., Cl. B	5,400	461,754
Salvatore Ferragamo Italia SpA *	106,563	1,423,235
		2,369,941
GENERAL MERCHANDISE STORES—1.5%
Dollar General Corp. *	35,800	1,351,808
Target Corp.	56,700	2,780,568
		4,132,376
HEALTH CARE EQUIPMENT—1.7%
Covidien PLC	87,300	3,849,930
Insulet Corp. *	59,400	906,444
		4,756,374
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	36,900	1,254,600

HEALTH CARE SERVICES—1.1%
Express Scripts, Inc.*	81,400	3,017,498

HOME IMPROVEMENT RETAIL—1.4%
Lowe’s Companies, Inc.	198,100	3,831,254

HOMEBUILDING—0.5%
Toll Brothers, Inc.*	101,700	1,467,531

HOUSEHOLD PRODUCTS—2.0%
Procter & Gamble Co., /The	89,200	5,635,656

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	15,200	908,656

INDUSTRIAL CONGLOMERATES—1.0%
Tyco International Ltd.	68,600	2,795,450

INDUSTRIAL MACHINERY—2.2%
Eaton Corp.	30,800	1,093,400
Ingersoll-Rand PLC	48,100	1,351,129
Stanley Black & Decker, Inc.	75,100	3,687,410
		6,131,939
INTEGRATED OIL & GAS—4.4%
ConocoPhillips	93,100	5,895,092
Royal Dutch Shell PLC #	103,100	6,342,712
		12,237,804
INTERNET RETAIL—1.9%
Amazon.com, Inc.*	24,470	5,291,148

INTERNET SOFTWARE & SERVICES—7.1%
eBay, Inc. *	149,900	4,420,551
Google, Inc., Cl. A *	14,400	7,407,073
IAC/InterActiveCorp. *	84,400	3,338,020
Sina Corp. *	10,810	774,104
VistaPrint NV *	143,100	3,867,993
		19,807,741
IT CONSULTING & OTHER SERVICES—3.2%
Cognizant Technology Solutions Corp., Cl. A *	36,200	2,269,740
International Business Machines Corp.	37,000	6,476,110
		8,745,850

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—1.4%
Hanesbrands, Inc. *	71,600	$1,790,716
PVH Corp.	37,500	2,184,000
		3,974,716
LIFE SCIENCES TOOLS & SERVICES—1.3%
Thermo Fisher Scientific, Inc.*	72,800	3,686,592

MANAGED HEALTH CARE—3.6%
Aetna, Inc.	172,800	6,281,280
CIGNA Corp.	34,800	1,459,512
UnitedHealth Group, Inc.	45,100	2,080,012
		9,820,804
MORTGAGE REITS—0.6%
Annaly Capital Management, Inc.	91,800	1,526,634

OIL & GAS EQUIPMENT & SERVICES—2.7%
Baker Hughes, Inc.	112,700	5,202,232
Halliburton Company	51,700	1,577,884
National Oilwell Varco, Inc.	12,400	635,128
		7,415,244
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Newfield Exploration Co. *	31,300	1,242,297
Pioneer Natural Resources Co.	5,900	388,043
Whitinig Petroleum Corp. *	11,000	385,880
		2,016,220
OIL & GAS REFINING & MARKETING—0.5%
Marathon Petroleum Corp.	53,000	1,434,180

OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
JPMorgan Chase & Co.	61,141	1,841,567

PACKAGED FOODS & MEATS—1.0%
Unilever NV	90,000	2,834,100

PAPER PRODUCTS—0.2%
International Paper Co.	27,800	646,350

PHARMACEUTICALS—3.5%
Allergan, Inc.	7,800	642,564
Bristol-Myers Squibb Co.	74,300	2,331,534
Johnson & Johnson	47,800	3,045,338
Pfizer, Inc.	173,400	3,065,712
Teva Pharmaceutical Industries Ltd. #	22,500	837,450
		9,922,598
RAILROADS—0.6%
CSX Corp.	94,700	1,768,049

RESEARCH & CONSULTING SERVICES—0.7%
IHS, Inc., Cl. A *	8,700	650,847
Verisk Analytic, Inc., Cl. A *	34,100	1,185,657
		1,836,504
RESIDENTIAL REITS—0.9%
Home Properties, Inc.	45,666	2,592,002

RESTAURANTS—1.1%
McDonald’s Corp.	34,000	2,985,880

SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.*	32,900	1,249,542

SEMICONDUCTORS—3.5%
Avago Technologies Ltd.	86,800	2,844,436
Broadcom Corp., Cl. A *	45,200	1,504,708
ON Semiconductor Corp. *	155,000	1,111,350
Skyworks Solutions, Inc. *	105,600	1,894,464
Taiwan Semiconductor Manufacturing Co., Ltd. #	87,900	1,004,697
Texas Instruments, Inc.	46,400	1,236,560
		9,596,215
SOFT DRINKS—3.2%
Coca-Cola Co., /The	54,700	3,695,532

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOFT DRINKS—(CONT.)
PepsiCo, Inc.	79,700	$4,933,430
		8,628,962
SPECIALIZED FINANCE—0.9%
CME Group, Inc.	11,200	2,759,680

SPECIALTY CHEMICALS—1.0%
Celanese Corp.	40,900	1,330,477
Cytec Industries, Inc.	5,800	203,812
Rockwood Holdings, Inc. *	33,400	1,125,246
		2,659,535
SYSTEMS SOFTWARE—1.7%
Oracle Corp.	159,700	4,589,778

TOBACCO—1.7%
Philip Morris International, Inc.	76,000	4,740,880

TRADING COMPANIES & DISTRIBUTORS—0.5%
United Rentals, Inc.*	75,900	1,278,156

TRUCKING—0.2%
Hertz Global Holdings, Inc.*	67,700	602,530

WIRELESS TELECOMMUNICATION SERVICES—2.0%
American Tower Corp., Cl. A *	26,100	1,404,180
SBA Communications Corp. *	53,900	1,858,472
Vodafone Group PLC #	86,900	2,228,985
		5,491,637

TOTAL COMMON STOCKS (Cost $288,718,783)		264,414,044

SHARES
CONVERTIBLE PREFERRED STOCK—0.3%
PHARMACEUTICALS—0.3%
Merrimack Pharmaceuticals, Inc., Series G*,(a) (Cost $903,385)	129,055	903,385

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.1%
DIVERSIFIED METALS & MINING—0.1%
Molycorp, Inc., 3.25%, 6/15/16(L2),(b)(c) (Cost $260,000)	260,000	237,900

Total Investments (Cost $289,882,168)(d)	96.0%	265,555,329
Other Assets in Excess of Liabilities	4.0	10,929,936

NET ASSETS	100.0%	$276,485,265

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on April 6, 2011 for a cost of 903,385 and represents 0.3% of the net assets of the Fund.

(b)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $260,000 and represents 0.1% of the net assets of the Fund.

(c)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(d)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $289,882,168, amounted to $24,326,839 which consisted of aggregate gross unrealized appreciation of $12,483,013 and aggregate gross unrealized depreciation of $36,809,852.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—94.7%
AEROSPACE & DEFENSE—2.5%
Boeing Co., /The	44,650	$2,701,772
General Dynamics Corp.	41,500	2,360,935
United Technologies Corp.	31,900	2,244,484
		7,307,191
AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp.	37,600	2,544,768
United Parcel Service, Inc., Cl. B	48,800	3,081,720
		5,626,488
AIRLINES—0.5%
Delta Air Lines, Inc.*	195,400	1,465,500

APPLICATION SOFTWARE—1.7%
Adobe Systems, Inc. *	97,100	2,346,907
Salesforce.com, Inc. *	22,500	2,571,300
		4,918,207
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
BlackRock, Inc.	16,300	2,412,563
Blackstone Group LP	201,900	2,418,762
		4,831,325
AUTO PARTS & EQUIPMENT—0.8%
Johnson Controls, Inc.	83,300	2,196,621

AUTOMOBILE MANUFACTURERS—0.8%
Ford Motor Co.*	239,200	2,313,064

BIOTECHNOLOGY—1.8%
Celgene Corp. *	33,000	2,043,360
Gilead Sciences, Inc. *	77,800	3,018,640
		5,062,000
BREWERS—0.5%
Anheuser-Busch InBev NV#	28,900	1,531,122

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	107,000	2,236,300

CASINOS & GAMING—0.8%
Las Vegas Sands Corp.*	62,900	2,411,586

COAL & CONSUMABLE FUELS—0.7%
Peabody Energy Corp.	59,500	2,015,860

COMMUNICATIONS EQUIPMENT—4.4%
Cisco Systems, Inc.	165,750	2,567,468
Corning, Inc.	220,600	2,726,616
Juniper Networks, Inc. *	84,600	1,460,196
QUALCOMM, Inc.	118,490	5,762,168
		12,516,448
COMPUTER HARDWARE—6.3%
Apple, Inc.*	46,450	17,705,810

COMPUTER STORAGE & PERIPHERALS—2.0%
EMC Corp. *	169,900	3,566,201
NetApp, Inc. *	63,000	2,138,220
		5,704,421
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar, Inc.	34,400	2,540,096
Cummins, Inc.	18,200	1,486,212
		4,026,308
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	8,500	2,695,860

DEPARTMENT STORES—0.6%
Kohl’s Corp.	35,400	1,738,140

DIVERSIFIED CHEMICALS—1.3%
Dow Chemical Co., /The	75,300	1,691,238
EI Du Pont de Nemours & Co.	55,100	2,202,347
		3,893,585

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED METALS & MINING—1.1%
Cliffs Natural Resources, Inc.	29,800	$1,524,866
Freeport-McMoRan Copper & Gold, Inc.	58,800	1,790,460
		3,315,326
DRUG RETAIL—2.3%
CVS Caremark Corp.	140,200	4,707,916
Walgreen Co.	53,600	1,762,904
		6,470,820
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	52,500	2,168,775

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services, Inc.	91,900	2,578,714

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	49,700	2,433,809

FOOTWEAR—0.9%
NIKE, Inc., Cl. B	30,300	2,590,953

GENERAL MERCHANDISE STORES—1.1%
Target Corp.	62,700	3,074,808

GOLD—0.8%
Goldcorp, Inc.	47,600	2,172,464

HEALTH CARE EQUIPMENT—0.8%
Covidien PLC	50,800	2,240,280

HEALTH CARE SERVICES—1.0%
Express Scripts, Inc.*	79,200	2,935,944

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	154,300	2,984,162

HOTELS RESORTS & CRUISE LINES—1.6%
Carnival Corp.	71,700	2,172,510
Starwood Hotels & Resorts Worldwide, Inc.	62,000	2,406,840
		4,579,350
HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	65,650	4,147,767

HYPERMARKETS & SUPER CENTERS—1.5%
Wal-Mart Stores, Inc.	84,900	4,406,310

INDUSTRIAL CONGLOMERATES—1.0%
Tyco International Ltd.	69,700	2,840,275

INDUSTRIAL MACHINERY—1.8%
Eaton Corp.	46,300	1,643,650
Ingersoll-Rand PLC	50,100	1,407,309
Stanley Black & Decker, Inc.	40,700	1,998,370
		5,049,329
INTEGRATED OIL & GAS—5.6%
Chevron Corp.	66,500	6,152,580
Exxon Mobil Corp.	87,600	6,362,388
Royal Dutch Shell PLC #	58,400	3,592,768
		16,107,736
INTERNET RETAIL—1.6%
Amazon.com, Inc.*	20,800	4,497,584

INTERNET SOFTWARE & SERVICES—5.6%
Baidu, Inc. #*	10,500	1,122,555
eBay, Inc. *	90,000	2,654,100
Google, Inc., Cl. A *	16,850	8,667,303
LinkedIn Corp. *	24,700	1,928,576
Yahoo! Inc. *	112,400	1,479,184
		15,851,718
IT CONSULTING & OTHER SERVICES—3.5%
Cognizant Technology Solutions Corp., Cl. A *	38,000	2,382,600
International Business Machines Corp.	43,400	7,596,302
		9,978,902

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.*	45,200	$2,288,928

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	74,500	2,708,075

MOVIES & ENTERTAINMENT—0.6%
Walt Disney Co., /The	57,300	1,728,168

OIL & GAS EQUIPMENT & SERVICES—2.5%
Baker Hughes, Inc.	49,400	2,280,304
National Oilwell Varco, Inc.	22,000	1,126,840
Schlumberger Ltd.	60,900	3,637,557
		7,044,701
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Devon Energy Corp.	59,400	3,293,136
Nexen, Inc.	71,000	1,099,790
		4,392,926
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
BM&F Bovespa SA	472,100	2,207,025
Citigroup, Inc.	50,820	1,302,008
JPMorgan Chase & Co.	73,500	2,213,821
		5,722,854
PAPER PRODUCTS—0.7%
International Paper Co.	80,400	1,869,300

PHARMACEUTICALS—4.4%
Allergan, Inc.	21,600	1,779,408
Bristol-Myers Squibb Co.	78,300	2,457,054
Johnson & Johnson	54,800	3,491,308
Pfizer, Inc.	134,200	2,372,656
Teva Pharmaceutical Industries Ltd. #	62,800	2,337,416
		12,437,842
RAILROADS—1.0%
CSX Corp.	145,600	2,718,352

SEMICONDUCTORS—2.7%
Broadcom Corp., Cl. A *	77,900	2,593,291
Intel Corp.	108,055	2,304,813
Micron Technology, Inc. *	166,500	839,160
Texas Instruments, Inc.	79,100	2,108,015
		7,845,279
SOFT DRINKS—3.4%
Coca-Cola Co., /The	63,100	4,263,036
PepsiCo, Inc.	87,300	5,403,870
		9,666,906
SPECIALIZED FINANCE—0.9%
CME Group, Inc.	10,900	2,685,760

SYSTEMS SOFTWARE—4.5%
Check Point Software Technologies Ltd. *	36,200	1,909,912
Microsoft Corp.	141,711	3,527,187
Oracle Corp.	208,800	6,000,912
VMware, Inc., Cl. A *	17,700	1,422,726
		12,860,737
TOBACCO—1.0%
Philip Morris International, Inc.	47,800	2,981,764

	SHARES	VALUE
COMMON STOCKS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—1.1%
American Tower Corp., Cl. A*	55,800	$3,002,040

TOTAL COMMON STOCKS (Cost $282,660,059)		270,574,494

Total Investments (Cost $282,660,059)(a)	94.7%	270,574,494
Other Assets in Excess of Liabilities	5.3	15,289,353

NET ASSETS	100.0%	$285,863,847

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $282,660,059, amounted to $12,085,565 which consisted of aggregate gross unrealized appreciation of $25,256,102 and aggregate gross unrealized depreciation of $37,341,667.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—96.2%
AEROSPACE & DEFENSE—4.6%
Goodrich Corp.	32,900	$3,970,372
Spirit Aerosystems Holdings, Inc., Cl. A *	124,600	1,987,370
		5,957,742
APPAREL RETAIL—2.3%
Abercrombie & Fitch Co., Cl. A	20,400	1,255,824
Fast Retailing Co., Ltd. (L2)	9,700	1,737,129
		2,992,953
APPLICATION SOFTWARE—5.0%
Adobe Systems, Inc. *	55,200	1,334,184
Cadence Design Systems, Inc. *	76,800	709,632
Informatica Corp. *	62,700	2,567,565
QLIK Technologies, Inc. *	58,400	1,264,944
SolarWinds, Inc. *	29,600	651,792
		6,528,117
ASSET MANAGEMENT & CUSTODY BANKS—3.2%
Affiliated Managers Group, Inc. *	12,400	967,820
Blackstone Group LP	106,800	1,279,464
KKR & Co., LP	178,500	1,856,400
		4,103,684
AUTO PARTS & EQUIPMENT—1.0%
BorgWarner, Inc.*	20,700	1,252,971

BIOTECHNOLOGY—3.0%
Alexion Pharmaceuticals, Inc. *	8,200	525,292
Dendreon Corp. *	73,100	657,900
Human Genome Sciences, Inc. *	92,800	1,177,632
Optimer Pharmaceuticals, Inc. *	35,900	496,856
Pharmasset, Inc. *	4,500	370,665
United Therapeutics Corp. *	16,100	603,589
		3,831,934
BROADCASTING & CABLE TV—0.9%
Discovery Communications, Inc., Series C*	34,300	1,205,645

CASINOS & GAMING—0.4%
Wynn Resorts Ltd.	5,000	575,400

CHEMICALS—1.0%
Metabolix, Inc.*	295,700	1,295,166

COAL & CONSUMABLE FUELS—2.3%
Arch Coal, Inc. ^	77,300	1,127,034
Patriot Coal Corp. *,^	47,000	397,620
Peabody Energy Corp.	41,100	1,392,468
		2,917,122
COMMUNICATIONS EQUIPMENT—2.7%
Acme Packet, Inc. *	25,000	1,064,750
Ciena Corp. *	41,400	463,680
Finisar Corp. *	52,800	926,112
Riverbed Technology, Inc. *	51,700	1,031,932
		3,486,474
COMPUTER HARDWARE—1.5%
Teradata Corp.*	35,500	1,900,315

COMPUTER STORAGE & PERIPHERALS—0.9%
NetApp, Inc.*	33,300	1,130,202

CONSTRUCTION & ENGINEERING—2.2%
Aecom Technology Corp. *	92,700	1,638,009
Chicago Bridge & Iron Co., NV #	41,600	1,191,008
		2,829,017
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Joy Global, Inc.	8,800	548,944
Westport Innovations, Inc. *	43,700	1,264,241
		1,813,185

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION MATERIALS—0.7%
Anhui Conch Cement Co., Ltd.(L2)	321,900	$874,324

DISTILLERS & VINTNERS—1.1%
Brown-Forman Corp., Cl. B	19,500	1,367,730

DIVERSIFIED CHEMICALS—0.3%
PPG Industries, Inc.	4,900	346,234

DIVERSIFIED METALS & MINING—2.7%
Cliffs Natural Resources, Inc.	23,600	1,207,612
Molycorp, Inc. *	31,500	1,035,405
Walter Energy, Inc.	20,900	1,254,209
		3,497,226
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
AMETEK, Inc.	28,000	923,160
General Cable Corp. *	51,700	1,207,195
		2,130,355
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Stericycle, Inc.*	26,000	2,098,720

FOOTWEAR—1.3%
Deckers Outdoor Corp. *	7,100	662,146
Salvatore Ferragamo Italia SpA *	73,100	976,310
		1,638,456
GENERAL MERCHANDISE STORES—1.1%
Dollar General Corp.*	35,900	1,355,584

HEALTH CARE EQUIPMENT—0.5%
Hospira, Inc.*	17,400	643,800

HEALTH CARE SERVICES—2.1%
HMS Holdings Corp. *	54,300	1,324,377
Quest Diagnostics, Inc.	26,800	1,322,848
		2,647,225
HEALTH CARE TECHNOLOGY—1.7%
Agilent Technologies, Inc. *	31,500	984,375
Allscripts Healthcare Solutions, Inc. *	66,000	1,189,320
		2,173,695
HOMEBUILDING—0.8%
Toll Brothers, Inc.*	68,200	984,126

HOTELS RESORTS & CRUISE LINES—2.7%
Ctrip.com International Ltd. #*	20,600	662,496
Orient-Express Hotels Ltd., Cl. A *	126,900	876,879
Royal Caribbean Cruises Ltd.	90,800	1,964,912
		3,504,287
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.3%
Robert Half International, Inc.	78,600	1,667,892

INDUSTRIAL CONGLOMERATES—0.6%
McDermott International, Inc.*	66,800	718,768

INDUSTRIAL MACHINERY—3.4%
Flowserve Corp.	24,200	1,790,800
SPX Corp.	56,500	2,560,015
		4,350,815
INTERNET RETAIL—0.3%
NetFlix, Inc.*	3,000	339,480

INTERNET SOFTWARE & SERVICES—2.5%
OpenTable, Inc.*	70,872	3,260,821

IT CONSULTING & OTHER SERVICES—1.1%
Cognizant Technology Solutions Corp., Cl. A*	22,700	1,423,290

LEISURE PRODUCTS—2.9%
Coach, Inc.	23,100	1,197,273
Lululemon Athletica, Inc. *	14,700	715,155
PVH Corp.	21,100	1,228,864

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—(CONT.)
Under Armour, Inc., Cl. A *	8,900	$591,049
		3,732,341
LIFE SCIENCES TOOLS & SERVICES—1.3%
Life Technologies Corp.*	43,100	1,656,333

MANAGED HEALTH CARE—3.5%
Aetna, Inc.	53,900	1,959,265
CIGNA Corp.	61,900	2,596,086
		4,555,351
MOTORCYCLE MANUFACTURERS—0.5%
Harley-Davidson, Inc.	17,100	587,043

MOVIES & ENTERTAINMENT—0.5%
DreamWorks Animation SKG, Inc.*	34,600	629,028

NETWORKING EQUIPMENT—0.7%
Fortinet, Inc.*	50,500	848,400

OFFICE REITS—0.9%
Boston Properties, Inc.	13,600	1,211,760

OIL & GAS DRILLING—1.0%
Nabors Industries Ltd.*	104,500	1,281,170

OIL & GAS EQUIPMENT & SERVICES—1.2%
Cameron International Corp. *,^	21,600	897,264
Superior Energy Services, Inc. *	23,700	621,888
		1,519,152
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Brigham Exploration Co. *,^	62,100	1,568,646
Denbury Resources, Inc. *	55,500	638,250
Newfield Exploration Co. *	43,500	1,726,515
Pioneer Natural Resources Co. ^	18,300	1,203,591
		5,137,002
OIL & GAS REFINING & MARKETING—0.7%
Marathon Petroleum Corp.	31,100	841,566

PACKAGED FOODS & MEATS—1.5%
Hain Celestial Group, Inc. *	53,800	1,643,590
McCormick & Co., Inc.	7,100	327,736
		1,971,326
PHARMACEUTICALS—0.7%
Mylan, Inc.*	54,000	918,000

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
BR Malls Participacoes SA	136,600	1,395,605

REAL ESTATE SERVICES—1.1%
CB Richard Ellis Group, Inc.*	102,300	1,376,958

RESEARCH & CONSULTING SERVICES—3.1%
IHS, Inc., Cl. A *	17,900	1,339,099
RPX Corp. *	6,200	128,402
Verisk Analytic, Inc., Cl. A *	70,300	2,444,331
		3,911,832
RESTAURANTS—2.0%
Chipotle Mexican Grill, Inc.*	8,300	2,514,485

SEMICONDUCTOR EQUIPMENT—0.6%
Lam Research Corp.*	18,800	714,024

SEMICONDUCTORS—4.2%
Altera Corp.	68,700	2,166,111
Avago Technologies Ltd.	38,900	1,274,753
Skyworks Solutions, Inc. *	71,000	1,273,740
Xilinx, Inc.	23,400	642,096
		5,356,700
SOFT DRINKS—1.1%
Dr Pepper Snapple Group, Inc.	35,400	1,372,812

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—1.2%
International Flavors & Fragrances, Inc.	19,000	$1,068,180
Rockwood Holdings, Inc. *	14,800	498,612
		1,566,792
SPECIALTY STORES—1.5%
L’Occitane International SA (L2)	734,600	1,481,477
Tiffany & Co.	8,300	504,806
		1,986,283
SYSTEMS SOFTWARE—1.1%
Check Point Software Technologies Ltd.*	25,700	1,355,932

TOTAL COMMON STOCKS (Cost $154,995,020)		123,282,650

	SHARES
CONVERTIBLE PREFERRED STOCK—1.8%
BIOTECHNOLOGY—1.8%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	25,487	274,750
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	2,549	27,478
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	76,399	823,581
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(d)	25,488	274,761
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(e)	135,469	948,283
		2,348,853
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,260,004)		2,348,853

	CONTRACTS
PURCHASED OPTIONS—0.5%
PUT OPTIONS—0.5%
SPDR S&P 500 ETF Trust	837	651,123
(Cost $381,934)		651,123
CALL OPTIONS—0.0%
SPDR S&P 500 ETF Trust	184	4,600
(Cost $29,536)
TOTAL PURCHASED OPTIONS (Cost $411,470)		655,723

Total Investments (Cost $156,666,494)(f)	98.5%	126,287,226
Other Assets in Excess of Liabilities	1.5	1,863,617

NET ASSETS	100.0%	$128,150,843

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $147,519 and represents 0.2% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $14,754 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $442,198 and represents 0.6% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $147,525 and represents 0.2% of the net assets of the Fund.

(e)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $508,008 and represents 0.7% of the net assets of the Fund.

(f)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $156,666,494, amounted to $30,379,268 which consisted of aggregate gross unrealized appreciation of $3,590,193 and aggregate gross unrealized depreciation of $33,969,461.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER MID CAP GROWTH PORTFOLIO

Schedule of Options Written‡ (Unaudited) September 30, 2011

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Arch Coal, Inc.	37	3,700	$19,536
Brigham Exploration Co.	111	22,200	52,460
Cameron International Corp.	92	18,400	126,660
P/O SPDR S P 500 E OCT 124.000	184	18,400	211,232
Pioneer Natural Resources Co.	55	5,500	93,500
SPDR S&P 500 ETF Trust	653	65,300	195,247
TOTAL PUT OPTIONS WRITTEN (Premiums Received $321,446)			698,635
CALL OPTIONS WRITTEN
Arch Coal, Inc.	37	3,700	185
Brigham Exploration Co.	111	22,200	8,195
Cameron International Corp.	111	22,200	3,801
Patriot Coal Corp.	147	44,100	679
Pioneer Natural Resources Co.	74	14,800	6,970
SPDR S&P 500 ETF Trust	184	18,400	69,920
TOTAL CALL OPTIONS WRITTEN (Premiums Received $288,216)			89,750
TOTAL OPTIONS WRITTEN (Premiums Received $609,662)			$788,385

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMID CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—95.5%
ADVERTISING—0.6%
Focus Media Holding Ltd.#*	19,960	$335,128

AEROSPACE & DEFENSE—1.7%
AAR Corp.	28,905	481,846
Spirit Aerosystems Holdings, Inc., Cl. A *	30,840	491,898
		973,744
AIRLINES—0.4%
US Airways Group, Inc.*	42,640	234,520

APPAREL RETAIL—1.9%
ANN, Inc. *	28,320	646,829
Childrens Place Retail Stores, Inc., /The *	9,595	446,455
		1,093,284
APPLICATION SOFTWARE—6.6%
Cadence Design Systems, Inc. *	70,295	649,525
Concur Technologies, Inc. *	11,115	413,700
Informatica Corp. *	13,590	556,511
Nice Systems Ltd. #*	20,865	633,253
QLIK Technologies, Inc. *	23,590	510,959
Solera Holdings, Inc.	12,590	635,794
Taleo Corp., Cl. A *	16,530	425,152
		3,824,894
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Affiliated Managers Group, Inc. *	7,480	583,813
Fortress Investment Group LLC, Cl. A *	102,177	307,553
		891,366
AUTO PARTS & EQUIPMENT—1.0%
Dana Holding Corp.*	52,790	554,295

BIOTECHNOLOGY—3.7%
Cubist Pharmaceuticals, Inc. *	14,805	522,912
Dendreon Corp. *	11,420	102,780
Human Genome Sciences, Inc. *	21,020	266,744
Incyte Corp., Ltd. *	14,770	206,337
Optimer Pharmaceuticals, Inc. *	31,776	439,779
Pharmasset, Inc. *	4,970	409,379
United Therapeutics Corp. *	4,655	174,516
		2,122,447
COAL & CONSUMABLE FUELS—1.1%
Arch Coal, Inc.	34,875	508,477
Patriot Coal Corp. *	14,815	125,335
		633,812
COMMUNICATIONS EQUIPMENT—2.4%
Acme Packet, Inc. *	8,095	344,765
Ciena Corp. *	21,265	238,168
Finisar Corp. *	19,625	344,223
Polycom, Inc. *	7,905	145,215
Riverbed Technology, Inc. *	15,105	301,496
		1,373,867
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
VeriFone Systems, Inc. *	9,420	329,888
Wright Express Corp. *	17,180	653,528
		983,416
DISTRIBUTORS—1.2%
LKQ Corp.*	28,835	696,654

DIVERSIFIED CHEMICALS—0.7%
Solutia, Inc.*	29,250	375,863

DIVERSIFIED METALS & MINING—0.9%
Globe Specialty Metals, Inc.	10,785	156,598
Intrepid Potash, Inc. *	5,315	132,184
Molycorp, Inc. *	6,410	210,697
		499,479

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—0.5%
ITT Educational Services, Inc.*	5,210	$299,992

ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	9,815	759,975

ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
AMETEK, Inc.	19,865	654,949
GrafTech International Ltd. *	32,105	407,734
Thomas & Betts Corp. *	13,220	527,610
Woodward Governor Co.	22,190	608,006
		2,198,299
ELECTRONIC MANUFACTURING SERVICES—0.9%
Trimble Navigation Ltd.*	14,905	500,063

ENVIRONMENTAL & FACILITIES SERVICES—3.4%
Clean Harbors, Inc. *	14,250	731,025
Tetra Tech, Inc. *	24,525	459,599
Waste Connections, Inc.	22,732	768,796
		1,959,420
FOOD DISTRIBUTORS—1.0%
United Natural Foods, Inc.*	15,935	590,232

FOOTWEAR—0.8%
Deckers Outdoor Corp.*	5,140	479,356

GOLD—0.6%
AuRico Gold, Inc.*	36,465	342,771

HEALTH CARE EQUIPMENT—2.4%
MAKO Surgical Corp. *	7,910	270,680
Sirona Dental Systems, Inc. *	8,685	368,331
Thoratec Corp. *	12,495	407,837
Volcano Corp. *	10,160	301,041
		1,347,889
HEALTH CARE FACILITIES—1.6%
Healthsouth Corp. *	15,555	232,236
Tenet Healthcare Corporation *	53,560	221,203
Universal Health Services, Inc., Cl. B	13,185	448,290
		901,729
HEALTH CARE SERVICES—2.0%
Catalyst Health Solutions, Inc. *	9,695	559,305
HMS Holdings Corp. *	23,490	572,921
		1,132,226
HEALTH CARE SUPPLIES—0.6%
Align Technology, Inc.*	22,830	346,331

HEALTH CARE TECHNOLOGY—0.7%
Allscripts Healthcare Solutions, Inc.*	20,735	373,645

HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	16,950	521,891

HOTELS RESORTS & CRUISE LINES—1.1%
Wyndham Worldwide Corporation	21,650	617,242

HOUSEHOLD PRODUCTS—1.2%
Church & Dwight Co., Inc.	16,010	707,642

HOUSEWARES & SPECIALTIES—1.1%
Tupperware Brands Corp.	12,045	647,298

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
Robert Half International, Inc.	15,840	336,125
Towers Watson & Co.	12,210	729,914
		1,066,039
INDUSTRIAL CONGLOMERATES—0.7%
McDermott International, Inc.*	37,270	401,025

INDUSTRIAL MACHINERY—3.8%
Actuant Corp., Cl. A	31,245	617,089
Barnes Group, Inc.	32,780	631,014

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—(CONT.)
Pall Corp.	10,380	$440,112
SPX Corp.	10,360	469,412
		2,157,627
INTERNET SOFTWARE & SERVICES—2.7%
IAC/InterActiveCorp. *	17,920	708,736
OpenTable, Inc. *	9,095	418,461
VistaPrint NV *	15,125	408,829
		1,536,026
IT CONSULTING & OTHER SERVICES—1.2%
Gartner, Inc.*	19,270	671,945

LEISURE FACILITIES—0.5%
Life Time Fitness, Inc.*	7,160	263,846

LEISURE PRODUCTS—0.9%
PVH Corp.	8,575	499,408

LIFE SCIENCES TOOLS & SERVICES—1.3%
Bruker Corp. *	28,500	385,605
Covance, Inc. *	8,340	379,053
		764,658
MANAGED HEALTH CARE—1.2%
Centene Corp. *	5,375	154,101
Coventry Health Care, Inc. *	19,000	547,390
		701,491
METAL & GLASS CONTAINERS—1.6%
Ball Corp.	10,955	339,824
Crown Holdings, Inc. *	19,310	591,079
		930,903
MORTGAGE REITS—0.8%
American Capital Agency Corp.	16,635	450,809

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	27,295	458,556

OFFICE REITS—0.6%
Digital Realty Trust, Inc.	5,960	328,754

OIL & GAS DRILLING—0.6%
Helmerich & Payne, Inc.	8,140	330,484

OIL & GAS EQUIPMENT & SERVICES—1.5%
Oil States International, Inc. *	8,150	414,998
Superior Energy Services, Inc. *	16,455	431,779
		846,777
OIL & GAS EXPLORATION & PRODUCTION—2.4%
Brigham Exploration Co. *	20,815	525,788
EXCO Resources., Inc.	17,810	190,923
Forest Oil Corp. *	14,590	210,096
Plains Exploration & Production Co. *	9,200	208,932
SM Energy Co.	4,205	255,033
		1,390,772
OIL & GAS REFINING & MARKETING—0.9%
HollyFrontier Corp.	20,640	541,181

PACKAGED FOODS & MEATS—1.6%
Hain Celestial Group, Inc. *	18,215	556,469
Ralcorp Holdings, Inc. *	4,400	337,524
		893,993
PHARMACEUTICALS—1.0%
Medicis Pharmaceutical Corp., Cl. A	16,445	599,914

RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	13,885	645,930

REGIONAL BANKS—1.0%
Signature Bank*	12,475	595,431

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.8%
IHS, Inc., Cl. A*	6,405	$479,158

RESTAURANTS—0.7%
Dunkin’ Brands Group, Inc.*	14,725	407,883

RETAIL REITS—0.7%
Macerich Co., /The	9,882	421,270

SECURITY & ALARM SERVICES—0.8%
Geo Group, Inc., /The*	24,780	459,917

SEMICONDUCTOR EQUIPMENT—0.8%
Novellus Systems, Inc.*	17,810	485,501

SEMICONDUCTORS—5.4%
Atmel Corp. *	48,980	395,269
Cypress Semiconductor Corp. *	26,135	391,241
Mellanox Technologies Ltd. *	19,205	599,579
Netlogic Microsystems, Inc. *	15,750	757,732
ON Semiconductor Corp. *	66,540	477,092
Skyworks Solutions, Inc. *	25,175	451,640
		3,072,553
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby’s	12,650	348,761

SPECIALTY CHEMICALS—2.0%
Cytec Industries, Inc.	8,885	312,219
International Flavors & Fragrances, Inc.	6,565	369,084
Rockwood Holdings, Inc. *	14,475	487,663
		1,168,966
SPECIALTY STORES—2.2%
GNC Holdings, Inc. *	25,200	507,024
PetSmart, Inc.	17,140	731,020
		1,238,044
SYSTEMS SOFTWARE—1.2%
MICROS Systems, Inc.*	15,825	694,876

THRIFTS & MORTGAGE FINANCE—0.8%
Northwest Bancshares, Inc.	37,980	452,342

TRADING COMPANIES & DISTRIBUTORS—0.8%
United Rentals, Inc.*	25,800	434,472

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	19,990	689,255

TOTAL COMMON STOCKS (Cost $57,155,232)		54,747,337

Total Investments (Cost $57,155,232)(a)	95.5%	54,747,337
Other Assets in Excess of Liabilities	4.5	2,560,133

NET ASSETS	100.0%	$57,307,470

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $57,155,232, amounted to $2,407,895 which consisted of aggregate gross unrealized appreciation of $5,295,167 and aggregate gross unrealized depreciation of $7,703,062.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER SMALL CAP GROWTH PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—1.9%
AAR Corp.	254,400	$4,240,848
Esterline Technologies Corp. *	87,050	4,512,672
		8,753,520
AIR FREIGHT & LOGISTICS—0.9%
HUB Group, Inc., Cl. A*	149,500	4,226,365

AIRLINES—0.4%
US Airways Group, Inc.*	371,100	2,041,050

ALTERNATIVE CARRIERS—0.5%
Cogent Communications Group, Inc.*	168,300	2,263,635

APPAREL RETAIL—3.7%
ANN, Inc. *	238,300	5,442,771
Childrens Place Retail Stores, Inc., /The *	76,300	3,550,239
DSW, Inc., Cl. A	102,500	4,733,450
Express, Inc.	191,400	3,883,506
		17,609,966
APPLICATION SOFTWARE—8.4%
BroadSoft, Inc. *	109,600	3,326,360
Cadence Design Systems, Inc. *	655,900	6,060,516
Concur Technologies, Inc. *	97,900	3,643,838
Nice Systems Ltd. #*	208,500	6,327,975
QLIK Technologies, Inc. *	187,300	4,056,918
RealPage, Inc. *	204,500	4,182,025
SolarWinds, Inc. *	113,200	2,492,664
Taleo Corp., Cl. A *	174,600	4,490,712
Ultimate Software Group, Inc. *	105,500	4,928,960
		39,509,968
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Fortress Investment Group LLC, Cl. A*	972,100	2,926,021

AUTO PARTS & EQUIPMENT—0.9%
Dana Holding Corp.*	403,700	4,238,850

BIOTECHNOLOGY—4.2%
Alkermes Plc *	94,100	1,435,966
Cepheid, Inc. *	59,400	2,306,502
Cubist Pharmaceuticals, Inc. *	142,900	5,047,228
Dendreon Corp. *	95,400	858,600
Incyte Corp., Ltd. *	169,800	2,372,106
Ironwood Pharmaceuticals, Inc. *	84,900	916,920
Onyx Pharmaceuticals, Inc. *	63,300	1,899,633
Optimer Pharmaceuticals, Inc. *	251,200	3,476,608
Seattle Genetics, Inc. *	69,700	1,328,482
		19,642,045
COAL & CONSUMABLE FUELS—0.5%
Patriot Coal Corp.*	255,000	2,157,300

COMMUNICATIONS EQUIPMENT—2.0%
ADTRAN, Inc.	65,400	1,730,484
Aruba Networks, Inc. *	130,600	2,730,846
Ciena Corp. *	183,000	2,049,600
Finisar Corp. *	161,000	2,823,940
		9,334,870
CONSUMER FINANCE—0.7%
First Cash Financial Services, Inc.*	82,700	3,469,265

DATA PROCESSING & OUTSOURCED SERVICES—2.4%
Jack Henry & Associates, Inc.	193,300	5,601,834
Wright Express Corp. *	144,100	5,481,564
		11,083,398
DISTRIBUTORS—1.2%
LKQ Corp.*	232,320	5,612,851

DIVERSIFIED CHEMICALS—0.7%
Solutia, Inc.*	253,500	3,257,475

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED METALS & MINING—0.3%
Globe Specialty Metals, Inc.	89,900	$1,305,348

EDUCATION SERVICES—0.7%
American Public Education, Inc.*	103,700	3,525,800

ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	79,500	6,155,685

ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
GrafTech International Ltd. *	330,600	4,198,620
Woodward Governor Co.	195,200	5,348,480
		9,547,100
ELECTRONIC COMPONENTS—0.6%
Fabrinet*	139,600	2,610,520

ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
Cognex Corp.	105,300	2,854,683

ENVIRONMENTAL & FACILITIES SERVICES—3.5%
Clean Harbors, Inc. *	117,600	6,032,880
Tetra Tech, Inc. *	217,300	4,072,202
Waste Connections, Inc.	187,250	6,332,795
		16,437,877
FOOD DISTRIBUTORS—1.2%
United Natural Foods, Inc.*	153,400	5,681,936

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	89,600	3,419,136

GOLD—0.6%
AuRico Gold, Inc.*	303,900	2,856,660

HEALTH CARE EQUIPMENT—4.6%
Arthrocare Corp. *	80,600	2,318,862
Insulet Corp. *	317,100	4,838,946
MAKO Surgical Corp. *	125,400	4,291,188
Sirona Dental Systems, Inc. *	79,600	3,375,836
Thoratec Corp. *	100,600	3,283,584
Volcano Corp. *	126,500	3,748,195
		21,856,611
HEALTH CARE FACILITIES—1.1%
Healthsouth Corp. *	227,400	3,395,082
LifePoint Hospitals, Inc. *	46,500	1,703,760
		5,098,842
HEALTH CARE SERVICES—2.2%
Catalyst Health Solutions, Inc. *	91,900	5,301,711
HMS Holdings Corp. *	215,900	5,265,801
		10,567,512
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	272,800	4,138,376

HEALTH CARE TECHNOLOGY—0.7%
Medidata Solutions, Inc.*	206,800	3,399,792

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	123,100	1,675,391

HOTELS RESORTS & CRUISE LINES—1.0%
Interval Leisure Group*	344,000	4,582,080

HOUSEHOLD APPLIANCES—0.6%
SodaStream International Ltd.*	85,900	2,838,995

INDUSTRIAL MACHINERY—4.4%
Actuant Corp., Cl. A	289,400	5,715,650
Barnes Group, Inc.	269,800	5,193,650
CLARCOR, Inc.	77,700	3,215,226
RBC Bearings, Inc. *	180,900	6,148,791
		20,273,317
INTERNET RETAIL—1.1%
Shutterfly, Inc.*	121,265	4,993,693

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—4.1%
Ancestry.com, Inc. *	149,900	$3,522,650
comScore, Inc. *	215,600	3,637,172
LogMeIn, Inc. *	154,200	5,120,982
OpenTable, Inc. *	74,800	3,441,548
VistaPrint NV *	136,300	3,684,189
		19,406,541
INVESTMENT BANKING & BROKERAGE—0.5%
Stifel Financial Corp.*	89,900	2,387,744

LEISURE FACILITIES—1.6%
Life Time Fitness, Inc. *	80,950	2,983,008
Six Flags Entertainment Corp.	169,400	4,695,768
		7,678,776
LEISURE PRODUCTS—2.0%
Brunswick Corp.	201,900	2,834,676
Vera Bradley, Inc. *	86,500	3,118,325
Warnaco Group, Inc., /The *	76,900	3,544,321
		9,497,322
LIFE SCIENCES TOOLS & SERVICES—1.4%
Bruker Corp. *	278,900	3,773,517
PAREXEL International Corp. *	142,100	2,689,953
		6,463,470
MANAGED HEALTH CARE—1.4%
Centene Corp. *	55,500	1,591,185
Healthspring, Inc. *	137,600	5,016,896
		6,608,081
METAL & GLASS CONTAINERS—1.3%
Silgan Holdings, Inc.	169,400	6,223,756

NETWORKING EQUIPMENT—0.9%
Fortinet, Inc.*	260,700	4,379,760

OIL & GAS EQUIPMENT & SERVICES—1.7%
Complete Production Services, Inc. *	121,300	2,286,505
Dril-Quip, Inc. *	62,995	3,396,060
Key Energy Services, Inc. *	225,600	2,140,944
		7,823,509
OIL & GAS EXPLORATION & PRODUCTION—4.4%
Berry Petroleum Co.	58,400	2,066,192
Energy XXI Bermuda Ltd. *	199,600	4,281,420
Kodiak Oil & Gas Corp. *	601,400	3,133,294
Nothern Oil and Gas, Inc. *	201,900	3,914,841
Quicksilver Resources, Inc. *	321,100	2,433,938
Rosetta Resources, Inc. *	57,400	1,964,228
Swift Energy Co. *	131,000	3,188,540
		20,982,453
PACKAGED FOODS & MEATS—1.1%
Hain Celestial Group, Inc.*	168,450	5,146,148

PHARMACEUTICALS—1.8%
Medicis Pharmaceutical Corp., Cl. A	121,900	4,446,912
Salix Pharmaceuticals Ltd. *	59,800	1,770,080
Viropharma, Inc. *	128,300	2,318,381
		8,535,373
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	121,300	5,642,876

REGIONAL BANKS—1.9%
Signature Bank *	112,700	5,379,171
Texas Capital Bancshares, Inc. *	161,300	3,685,705
		9,064,876
RESEARCH & CONSULTING SERVICES—0.8%
CoStar Group, Inc.*	75,100	3,902,947

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—1.0%
Cheesecake Factory, Inc., /The*	190,800	$4,703,220

SECURITY & ALARM SERVICES—1.0%
Geo Group, Inc., /The*	254,700	4,727,232

SEMICONDUCTOR EQUIPMENT—0.9%
Novellus Systems, Inc.*	163,000	4,443,380

SEMICONDUCTORS—3.9%
Inphi Corp. *	263,000	2,306,510
Mellanox Technologies Ltd. *	162,573	5,075,529
Netlogic Microsystems, Inc. *	124,300	5,980,073
RF Micro Devices, Inc. *	794,700	5,038,398
		18,400,510
SPECIALIZED CONSUMER SERVICES—0.6%
Sotheby’s	98,700	2,721,159

SPECIALTY CHEMICALS—1.3%
Kraton Performance Polymers, Inc. *	161,400	2,611,452
Rockwood Holdings, Inc. *	106,900	3,601,461
		6,212,913
SPECIALTY STORES—1.4%
Teavana Holdings, Inc. *	65,400	1,330,236
Vitamin Shoppe, Inc. *	139,000	5,204,160
		6,534,396
THRIFTS & MORTGAGE FINANCE—1.2%
Northwest Bancshares, Inc.	457,300	5,446,443

TRADING COMPANIES & DISTRIBUTORS—0.8%
United Rentals, Inc.*	223,800	3,768,792

TOTAL COMMON STOCKS (Cost $470,867,522)		450,647,610
Total Investments (Cost $470,867,522)(a)	95.7%	450,647,610
Other Assets in Excess of Liabilities	4.3	20,016,844

NET ASSETS	100.0%	$470,664,454

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $470,867,522, amounted to $20,219,912 which consisted of aggregate gross unrealized appreciation of $40,752,844 and aggregate gross unrealized depreciation of $60,972,756.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—98.3%
AEROSPACE & DEFENSE—2.0%
Boeing Co., /The	4,900	$296,499
General Dynamics Corp.	4,400	250,316
		546,815
AIR FREIGHT & LOGISTICS—1.4%
United Parcel Service, Inc., Cl. B	6,100	385,215

ASSET MANAGEMENT & CUSTODY BANKS—2.5%
BlackRock, Inc.	1,800	266,418
Blackstone Group LP	19,200	230,016
KKR & Co., LP	20,050	208,520
		704,954
AUTO PARTS & EQUIPMENT—0.7%
Johnson Controls, Inc.	7,800	205,686

CABLE & SATELLITE—1.4%
Comcast Corp., Cl. A	19,050	394,145

COAL & CONSUMABLE FUELS—0.5%
Arch Coal, Inc.	9,100	132,678

COMMUNICATIONS EQUIPMENT—3.4%
Cisco Systems, Inc.	17,600	272,624
Corning, Inc.	18,750	231,750
QUALCOMM, Inc.	9,000	437,669
		942,043
COMPUTER HARDWARE—3.5%
Apple, Inc.*	2,500	952,949

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Caterpillar, Inc.	4,050	299,052

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Automatic Data Processing, Inc.	5,350	252,253

DIVERSIFIED BANKS—0.9%
Wells Fargo & Co.	10,550	254,466

DIVERSIFIED CHEMICALS—1.5%
Dow Chemical Co., /The	8,000	179,680
EI Du Pont de Nemours & Co.	6,000	239,820
		419,500
DIVERSIFIED METALS & MINING—0.8%
Southern Copper Corp.	8,400	209,916

DRUG RETAIL—2.0%
CVS Caremark Corp.	12,000	402,960
Walgreen Co.	4,650	152,939
		555,899
ELECTRIC UTILITIES—1.9%
Southern Co.	12,450	527,507

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Emerson Electric Co.	3,700	152,847

ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Republic Services, Inc.	8,700	244,122

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	3,900	234,156

FOOTWEAR—0.7%
NIKE, Inc., Cl. B	2,400	205,224

GENERAL MERCHANDISE STORES—1.4%
Target Corp.	7,600	372,704

HEALTH CARE EQUIPMENT—1.0%
Medtronic, Inc.	8,500	282,540

HOME IMPROVEMENT RETAIL—1.8%
Home Depot, Inc.	14,650	481,545

HOTELS RESORTS & CRUISE LINES—0.8%
Carnival Corp.	6,950	210,585

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOUSEHOLD PRODUCTS—2.2%
Procter & Gamble Co., /The	9,766	$617,016

HYPERMARKETS & SUPER CENTERS—1.7%
Wal-Mart Stores, Inc.	9,250	480,075

INDUSTRIAL CONGLOMERATES—2.3%
General Electric Co.	30,400	463,296
Tyco International Ltd.	4,800	195,600
		658,896
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	3,150	240,566

INDUSTRIAL MACHINERY—0.7%
Eaton Corp.	5,300	188,150

INTEGRATED OIL & GAS—9.2%
Chevron Corp.	6,700	619,884
ConocoPhillips	11,250	712,349
Exxon Mobil Corp.	8,300	602,829
Royal Dutch Shell PLC #	9,950	612,124
		2,547,186
INTEGRATED TELECOMMUNICATION SERVICES—3.8%
AT&T, Inc.	11,850	337,962
Verizon Communications, Inc.	19,350	712,080
		1,050,042
INTERNET SOFTWARE & SERVICES—1.7%
Google, Inc., Cl. A*	900	462,942

INVESTMENT BANKING & BROKERAGE—0.6%
Lazard Ltd., Cl. A	7,250	152,975

IT CONSULTING & OTHER SERVICES—2.1%
International Business Machines Corp.	3,300	577,599

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	6,900	250,815

MORTGAGE REITS—1.0%
Annaly Capital Management, Inc.	15,800	262,754

MOVIES & ENTERTAINMENT—0.6%
Time Warner, Inc.	5,500	164,835

MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	5,350	305,057

OFFICE REITS—0.7%
Digital Realty Trust, Inc.	3,350	184,786

OIL & GAS STORAGE & TRANSPORTATION—3.6%
El Paso Pipeline Partners LP	8,050	285,534
Enterprise Products Partners LP	7,100	285,065
Inergy LP	6,800	170,136
Magellan Midstream Partners LP	4,000	241,600
		982,335
OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
BM&F Bovespa SA	49,750	232,577
JPMorgan Chase & Co.	12,350	371,982
		604,559
PACKAGED FOODS & MEATS—1.3%
Kraft Foods, Inc., Cl. A	10,567	354,840

PAPER PRODUCTS—1.2%
International Paper Co.	9,200	213,900
MeadWestvaco Corp.	5,150	126,484
		340,384
PHARMACEUTICALS—7.8%
Bristol-Myers Squibb Co.	16,600	520,908
Johnson & Johnson	9,550	608,430
Novartis AG #	5,050	281,639
Pfizer, Inc.	28,500	503,880

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Teva Pharmaceutical Industries Ltd. #	6,100	$227,042
		2,141,899
RAILROADS—0.9%
CSX Corp.	13,350	249,245

REGIONAL BANKS—0.8%
M&T Bank Corp.	3,100	216,690

RESTAURANTS—1.5%
McDonald’s Corp.	4,700	412,754

SEMICONDUCTOR EQUIPMENT—0.9%
Kla-Tencor Corp.	6,300	241,164

SEMICONDUCTORS—2.8%
Intel Corp.	14,350	306,085
Microchip Technology, Inc.	9,050	281,546
Xilinx, Inc.	7,150	196,196
		783,827
SOFT DRINKS—4.1%
Coca-Cola Co., /The	7,200	486,432
PepsiCo, Inc.	9,900	612,809
		1,099,241
SPECIALIZED FINANCE—1.1%
CME Group, Inc.	1,186	292,230

SPECIALIZED REITS—1.0%
Plum Creek Timber Co., Inc.	8,250	286,358

SYSTEMS SOFTWARE—3.4%
Microsoft Corp.	19,250	479,133
Oracle Corp.	15,950	458,403
		937,536
THRIFTS & MORTGAGE FINANCE—0.8%
New York Community Bancorp, Inc.	17,450	207,655

TOBACCO—3.0%
Altria Group, Inc.	13,550	363,276
Philip Morris International, Inc.	7,550	470,968
		834,244
TOTAL COMMON STOCKS (Cost $29,013,090)		27,095,456

Total Investments (Cost $29,013,090)(a)	98.3%	27,095,456
Other Assets in Excess of Liabilities	1.7	459,306

NET ASSETS	100.0%	$27,554,762

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $29,013,090, amounted to $1,917,634 which consisted of aggregate gross unrealized appreciation of $1,664,641 and aggregate gross unrealized depreciation of $3,582,275.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  |  ALGER BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) September 30, 2011

	SHARES	VALUE
COMMON STOCKS—51.0%
AEROSPACE & DEFENSE—0.9%
Boeing Co., /The	7,600	$459,876
General Dynamics Corp.	6,800	386,852
		846,728
AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	6,400	433,152
United Parcel Service, Inc., Cl. B	8,600	543,090
		976,242
AIRLINES—0.3%
Delta Air Lines, Inc.*	36,500	273,750

APPLICATION SOFTWARE—0.3%
Adobe Systems, Inc.*	13,700	331,129

ASSET MANAGEMENT & CUSTODY BANKS—0.8%
BlackRock, Inc.	1,900	281,219
Blackstone Group LP	40,400	483,992
		765,211
AUTO PARTS & EQUIPMENT—0.4%
Johnson Controls, Inc.	15,600	411,372

AUTOMOBILE MANUFACTURERS—0.4%
Ford Motor Co.*	45,600	440,952

BIOTECHNOLOGY—0.8%
Celgene Corp. *	5,300	328,176
Gilead Sciences, Inc. *	13,348	517,902
		846,078
CABLE & SATELLITE—0.3%
Comcast Corp., Cl. A	14,700	304,143

CASINOS & GAMING—0.4%
Las Vegas Sands Corp.*	9,100	348,894

COAL & CONSUMABLE FUELS—0.3%
Peabody Energy Corp.	8,700	294,756

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	31,100	481,739
Corning, Inc.	46,400	573,504
Juniper Networks, Inc. *	11,100	191,586
QUALCOMM, Inc.	19,900	967,737
Riverbed Technology, Inc. *	14,500	289,420
		2,503,986
COMPUTER HARDWARE—3.2%
Apple, Inc.*	8,000	3,049,440

COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp. *	32,400	680,076
NetApp, Inc. *	12,100	410,674
		1,090,750
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Caterpillar, Inc.	7,200	531,648
Cummins, Inc.	3,500	285,810
Deere & Co.	4,000	258,280
		1,075,738
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard, Inc.	1,600	507,456

DIVERSIFIED CHEMICALS—0.8%
Dow Chemical Co., /The	13,700	307,702
EI Du Pont de Nemours & Co.	11,000	439,670
		747,372
DIVERSIFIED METALS & MINING—0.7%
Cliffs Natural Resources, Inc.	3,800	194,446
Freeport-McMoRan Copper & Gold, Inc.	11,000	334,950
Walter Energy, Inc.	4,200	252,042
		781,438

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DRUG RETAIL—1.3%
CVS Caremark Corp.	27,200	$913,376
Walgreen Co.	10,500	345,345
		1,258,721
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Emerson Electric Co.	6,500	268,515

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Republic Services, Inc.	15,100	423,706

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Monsanto Co.	4,600	276,184
Mosaic Co., /The	9,800	479,906
		756,090
FOOTWEAR—0.5%
NIKE, Inc., Cl. B	5,800	495,958

GENERAL MERCHANDISE STORES—0.6%
Target Corp.	12,900	632,616

GOLD—0.4%
Goldcorp, Inc.	8,100	369,684

HEALTH CARE EQUIPMENT—0.2%
Covidien PLC	4,400	194,040

HEALTH CARE FACILITIES—0.3%
HCA Holdings, Inc.*	15,700	316,512

HEALTH CARE SERVICES—0.6%
Express Scripts, Inc.*	16,400	607,948

HOME IMPROVEMENT RETAIL—0.6%
Lowe’s Companies, Inc.	30,200	584,068

HOTELS RESORTS & CRUISE LINES—0.8%
Carnival Corp.	9,400	284,820
Starwood Hotels & Resorts Worldwide, Inc.	12,200	473,604
		758,424
HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	13,600	859,248

HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	17,100	887,490

INDUSTRIAL CONGLOMERATES—1.0%
3M Co.	6,200	445,098
General Electric Co.	21,700	330,708
Tyco International Ltd.	8,700	354,525
		1,130,331
INDUSTRIAL GASES—0.3%
Air Products & Chemicals, Inc.	3,600	274,932

INDUSTRIAL MACHINERY—0.4%
Eaton Corp.	10,900	386,950

INTEGRATED OIL & GAS—3.0%
Chevron Corp.	9,500	878,940
Exxon Mobil Corp.	18,900	1,372,707
Royal Dutch Shell PLC #	12,500	769,000
		3,020,647
INTERNET RETAIL—1.1%
Amazon.com, Inc. *	4,100	886,543
NetFlix, Inc. *	2,000	226,320
		1,112,863
INTERNET SOFTWARE & SERVICES—3.6%
Baidu, Inc. #*	2,300	245,893
eBay, Inc. *	17,250	508,703
Google, Inc., Cl. A *	3,400	1,748,891
OpenTable, Inc. *	10,900	501,509
Sina Corp. *	3,300	236,313

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc. *	22,000	$289,520
		3,530,829
IT CONSULTING & OTHER SERVICES—1.5%
Cognizant Technology Solutions Corp., Cl. A *	5,900	369,930
International Business Machines Corp.	6,500	1,137,695
		1,507,625
LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.*	9,400	476,016

MANAGED HEALTH CARE—0.7%
Aetna, Inc.	10,100	367,135
UnitedHealth Group, Inc.	8,100	373,572
		740,707
MOVIES & ENTERTAINMENT—0.3%
Walt Disney Co., /The	10,300	310,648

OIL & GAS EQUIPMENT & SERVICES—1.3%
Cameron International Corp. *	11,400	473,556
Schlumberger Ltd.	13,300	794,409
		1,267,965
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Anadarko Petroleum Corp.	4,800	302,640
Devon Energy Corp.	5,600	310,464
Nexen, Inc.	13,600	210,664
		823,768
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
BM&F Bovespa SA	92,700	433,364
Citigroup, Inc.	11,190	286,688
JPMorgan Chase & Co.	24,000	722,880
		1,442,932
PAPER PRODUCTS—0.4%
International Paper Co.	15,300	355,725

PHARMACEUTICALS—2.9%
Bristol-Myers Squibb Co.	15,700	492,666
Johnson & Johnson	15,200	968,392
Mylan, Inc. *	22,400	380,800
Pfizer, Inc.	27,820	491,858
Teva Pharmaceutical Industries Ltd. #	13,300	495,026
		2,828,742
RAILROADS—0.5%
CSX Corp.	27,600	515,292

SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	8,300	315,234

SEMICONDUCTORS—1.3%
Broadcom Corp., Cl. A *	17,500	582,575
Intel Corp.	28,100	599,373
Micron Technology, Inc. *	23,400	117,936
		1,299,884
SOFT DRINKS—1.8%
Coca-Cola Co., /The	12,400	837,744
PepsiCo, Inc.	16,000	990,400
		1,828,144
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	2,128	524,339

SYSTEMS SOFTWARE—2.2%
Check Point Software Technologies Ltd. *	3,200	168,832
Microsoft Corp.	27,050	673,275
Oracle Corp.	35,500	1,020,270
VMware, Inc., Cl. A *	3,500	281,330
		2,143,707

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—0.6%
Philip Morris International, Inc.	10,300	$642,514

WIRELESS TELECOMMUNICATION SERVICES—0.3%
American Tower Corp., Cl. A*	5,900	317,420

TOTAL COMMON STOCKS (Cost $54,569,622)		50,805,669

	PRINCIPAL AMOUNT
CORPORATE BONDS—32.6%
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc., 4.95%, 2/15/19(L2)	1,250,000	1,424,670

COMPUTER HARDWARE—4.0%
Dell, Inc., 5.88%, 6/15/19(L2)	1,750,000	1,996,079
Hewlett-Packard Co., 2.13%, 9/13/15(L2)	2,000,000	1,984,418
		3,980,497
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
Republic Services, Inc., 1.85%, 9/15/16(L2)	1,750,000	1,743,159

DIVERSIFIED BANKS—2.1%
Wells Fargo & Co., 3.68%, 6/15/16(L2)	2,000,000	2,083,492

HEALTH CARE EQUIPMENT—2.3%
Baxter International, Inc., 4.50%, 8/15/19(L2)	2,000,000	2,260,498

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores, Inc., 2.80%, 4/15/16(L2)	2,000,000	2,112,228

INDUSTRIAL CONGLOMERATES—2.2%
General Electric Capital Corp., 5.63%, 9/15/17(L2)	2,000,000	2,196,662

INTEGRATED OIL & GAS—2.2%
Total Capital SA, 4.13%, 1/28/21(L2)	2,000,000	2,181,072

INTEGRATED TELECOMMUNICATION SERVICES—4.2%
AT&T, Inc., 2.50%, 8/15/15(L2)	2,000,000	2,046,476
Verizon Communications, Inc., 6.10%, 4/15/18(L2)	1,800,000	2,149,391
		4,195,867
IT CONSULTING & OTHER SERVICES—2.2%
International Business Machines Corp., 8.38%, 11/1/19(L2)	1,525,000	2,155,276

OTHER DIVERSIFIED FINANCIAL SERVICES—3.9%
Bank of America Corp., 5.88%, 1/5/21(L2)	2,000,000	1,872,568
JPMorgan Chase & Co., 3.45%, 3/1/16(L2)	2,000,000	2,010,286
		3,882,854
PACKAGED FOODS & MEATS—2.2%
Campbell Soup Co., 4.25%, 4/15/21(L2)	2,000,000	2,205,304

PHARMACEUTICALS—2.0%
Abbott Laboratories, 5.88%, 5/15/16(L2)	1,725,000	2,032,745

TOTAL CORPORATE BONDS (Cost $32,059,327)		32,454,324

U.S. TREASURY OBLIGATIONS —9.6%
1.13%, 1/15/12 (L2)	2,000,000	2,006,484
1.50%, 12/31/13 (L2)	2,000,000	2,053,282
4.75%, 5/15/14 (L2)	2,052,000	2,285,095
4.25%, 11/15/14 (L2)	1,900,000	2,122,509
4.50%, 2/15/16 (L2)	940,000	1,089,446

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,367,212)		9,556,816

Total Investments (Cost $95,996,161)(a)	93.2%	92,816,809
Other Assets in Excess of Liabilities	6.8	6,728,273

NET ASSETS	100.0%	$99,545,082

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $95,996,161, amounted to $3,179,352 which consisted of aggregate gross unrealized appreciation of $5,987,543 and aggregate gross unrealized depreciation of $9,166,895.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS|

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). The Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. The Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class I-2 shares and Class S shares except for the Alger Growth & Income Portfolio, Alger SMid Cap Growth Portfolio and Alger Balanced Portfolio which only offer Class I-2 shares.  Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’, own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolios’, own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments.  The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolios’ investments carried at fair value.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$39,463,860	$39,463,860	—	—
Consumer Staples	26,067,320	26,067,320	—	—
Energy	24,969,688	24,969,688	—	—
Financials	9,812,583	9,812,583	—	—
Health Care	36,796,444	36,796,444	—	—
Industrials	32,968,736	32,968,736	—	—
Information Technology	82,648,537	82,648,537	—	—
Materials	6,195,239	6,195,239	—	—
Telecommunication Services	5,491,637	5,491,637	—	—
TOTAL COMMON STOCKS	$264,414,044	$264,414,044	—	—
CONVERTIBLE CORPORATE BONDS
Materials	$237,900	—	$237,900	—
CONVERTIBLE PREFERRED STOCK
Health Care	$903,385	—	—	$903,385
TOTAL INVESTMENTS IN SECURITIES	$265,555,329	$264,414,044	$237,900	$903,385

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,350,736	$30,350,736	—	—
Consumer Staples	29,204,689	29,204,689	—	—
Energy	29,561,223	29,561,223	—	—
Financials	13,239,939	13,239,939	—	—
Health Care	27,673,069	27,673,069	—	—
Industrials	33,780,932	33,780,932	—	—
Information Technology	90,077,382	90,077,382	—	—
Materials	13,684,484	13,684,484	—	—
Telecommunication Services	3,002,040	3,002,040	—	—
TOTAL COMMON STOCKS	$270,574,494	$270,574,494	—	—
TOTAL INVESTMENTS IN SECURITIES	$270,574,494	$270,574,494	—	—

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$23,298,082	$20,079,476	$3,218,606	—
Consumer Staples	4,711,868	4,711,868	—	—
Energy	11,696,012	11,696,012	—	—
Financials	8,088,007	8,088,007	—	—
Health Care	16,426,338	16,426,338	—	—
Industrials	25,478,326	25,478,326	—	—
Information Technology	26,004,275	26,004,275	—	—
Materials	7,579,742	6,705,418	874,324	—
TOTAL COMMON STOCKS	$123,282,650	$119,189,720	$4,092,930	—
CONVERTIBLE PREFERRED STOCK
Health Care	$2,348,853	—	—	$2,348,853
PURCHASED OPTIONS	$655,723	$655,723	—	—
TOTAL INVESTMENTS IN SECURITIES	$126,287,226	$119,845,443	$4,092,930	$2,348,853
SECURITIES SOLD SHORT
OPTIONS WRITTEN	$788,385	$788,385	—	—
TOTAL SECURITIES SOLD SHORT	$788,385	$788,385	—	—

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,003,082	$8,003,082	—	—
Consumer Staples	2,191,867	2,191,867	—	—
Energy	3,743,026	3,743,026	—	—
Financials	3,139,972	3,139,972	—	—
Health Care	8,290,330	8,290,330	—	—
Industrials	11,010,151	11,010,151	—	—
Information Technology	13,601,697	13,601,697	—	—
Materials	3,317,982	3,317,982	—	—
Telecommunication Services	689,255	689,255	—	—
Utilities	759,975	759,975	—	—
TOTAL COMMON STOCKS	$54,747,337	$54,747,337	—	—
TOTAL INVESTMENTS IN SECURITIES	$54,747,337	$54,747,337	—	—

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$76,212,499	$76,212,499	—	—
Consumer Staples	14,247,220	14,247,220	—	—
Energy	30,963,262	30,963,262	—	—
Financials	23,294,349	23,294,349	—	—
Health Care	86,310,102	86,310,102	—	—
Industrials	79,321,076	79,321,076	—	—
Information Technology	112,023,630	112,023,630	—	—
Materials	19,856,152	19,856,152	—	—
Telecommunication Services	2,263,635	2,263,635	—	—
Utilities	6,155,685	6,155,685	—	—
TOTAL COMMON STOCKS	$450,647,610	$450,647,610	—	—
TOTAL INVESTMENTS IN SECURITIES	$450,647,610	$450,647,610	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,447,478	$2,447,478	—	—
Consumer Staples	3,941,315	3,941,315	—	—
Energy	3,662,199	3,662,199	—	—
Financials	3,167,427	3,167,427	—	—
Health Care	2,675,254	2,675,254	—	—
Industrials	2,724,342	2,724,342	—	—
Information Technology	5,150,313	5,150,313	—	—
Materials	1,444,522	1,444,522	—	—
Telecommunication Services	1,050,042	1,050,042	—	—
Utilities	832,564	832,564	—	—
TOTAL COMMON STOCKS	$27,095,456	$27,095,456	—	—
TOTAL INVESTMENTS IN SECURITIES	$27,095,456	$27,095,456	—	—

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,399,938	$5,399,938	—	—
Consumer Staples	5,476,117	5,476,117	—	—
Energy	5,407,136	5,407,136	—	—
Financials	2,732,482	2,732,482	—	—
Health Care	6,010,043	6,010,043	—	—
Industrials	5,897,252	5,897,252	—	—
Information Technology	16,280,040	16,280,040	—	—
Materials	3,285,241	3,285,241	—	—
Telecommunication Services	317,420	317,420	—	—
TOTAL COMMON STOCKS	$50,805,669	$50,805,669	—	—
CORPORATE BONDS
Consumer Staples	$4,317,532	—	$4,317,532	—
Energy	2,181,072	—	2,181,072	—
Financials	5,966,346	—	5,966,346	—
Health Care	4,293,243	—	4,293,243	—
Industrials	3,939,821	—	3,939,821	—
Information Technology	7,560,443	—	7,560,443	—
Telecommunication Services	4,195,867	—	4,195,867	—
TOTAL CORPORATE BONDS	$32,454,324	—	$32,454,324	—
U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Treasury Notes	$7,434,307	—	$7,434,307	—
TOTAL INVESTMENTS IN SECURITIES	$92,816,809	$50,805,669	$42,011,140	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Portfolio	Convertible Preferred Stock
Opening balance at July 1, 2011	$903,385
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2011	903,385
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2011	$—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Portfolio	Convertible Preferred Stock
Opening balance at July 1, 2011	$2,348,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at September 30, 2011	2,348,853
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at September 30, 2011	$—

For the three months ended September 30, 2011 there were no significant transfers of securities between Level 1 and Level 2.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Portfolios may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Portfolios purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Portfolios purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Portfolios will write covered call and cash secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the three months ended September 30, 2011, written equity and index put options were used in accordance with this objective.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The fair values of derivative instruments as of September 30, 2011 are as follows:

Alger Mid Cap Growth Portfolio	ASSET DERIVATIVES 2011		LIABILITY DERIVATIVES 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$651,123		—
Purchased Call Options	Investments in securities, at value	4,600		—
Written Put Options	—	—	Written options outstanding, at value	$(698,635)
Written Call Options	—	—	Written options outstanding, at value	(89,750)
Total	—	$655,723		$(788,385)

For the 3 months ended September 30, 2011, the Alger Mid Cap Growth Portfolio had option purchases of $2,138,515 and option sales of $2,627,613. The effect of derivative instruments on the statement of operations for the 3 months ended September 30, 2011 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments	Options
Purchased Call Options	$(378,863)
Purchased Put Options	94,826
Written Call Options	734,922
Written Put Options	(105,798)
Total	$345,087

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Portfolio

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$244,253
Written Options	(188,732)
Total	$55,521

NOTE 5 — Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statements and disclosures.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: November 8, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 8, 2011